Average Annual Total Returns - Voya Solution 2030 Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV S&P Target Date 2030 Index 1 Yr		Class ADV S&P Target Date 2030 Index 5 Yrs		Class ADV S&P Target Date 2030 Index 10 Yrs	Class ADV S&P Target Date 2030 Index Since Inception		Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I S&P Target Date 2030 Index 1 Yr		Class I S&P Target Date 2030 Index 5 Yrs		Class I S&P Target Date 2030 Index 10 Yrs	Class I S&P Target Date 2030 Index Since Inception		Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S S&P Target Date 2030 Index 1 Yr		Class S S&P Target Date 2030 Index 5 Yrs		Class S S&P Target Date 2030 Index 10 Yrs	Class S S&P Target Date 2030 Index Since Inception		Class S2 1 Yr	Class S2 5 Yrs	Class S2 10 Yrs	Class S2 Since Inception	Class S2 Inception Date	Class S2 S&P Target Date 2030 Index 1 Yr		Class S2 S&P Target Date 2030 Index 5 Yrs		Class S2 S&P Target Date 2030 Index 10 Yrs	Class S2 S&P Target Date 2030 Index Since Inception		Class T 1 Yr	Class T 5 Yrs	Class T 10 Yrs	Class T Since Inception	Class T Inception Date	Class T S&P Target Date 2030 Index 1 Yr		Class T S&P Target Date 2030 Index 5 Yrs		Class T S&P Target Date 2030 Index 10 Yrs	Class T S&P Target Date 2030 Index Since Inception
Total	13.99%	9.52%		10.42%	Oct. 03, 2011	11.91%	[1]	9.78%	[1]	[1]	10.53%	[1]	14.61%	10.06%		10.98%	Oct. 03, 2011	11.91%	[1]	9.78%	[1]	[1]	10.53%	[1]	14.34%	9.80%		10.67%	Oct. 03, 2011	11.91%	[1]	9.78%	[1]	[1]	10.53%	[1]	14.17%	9.64%		10.50%	Oct. 03, 2011	11.91%	[1]	9.78%	[1]	[1]	10.53%	[1]	13.74%	9.29%		10.22%	Oct. 03, 2011	11.91%	[1]	9.78%	[1]	[1]	10.53%	[1]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.